Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 168,247	$ 100,367
Accounts receivable, net	1,673,462	1,524,303
Accounts receivable, related party	5,959	17,224
Inventory	1,156,511	1,484,456
Prepaid expenses	149,408	107,718
TOTAL CURRENT ASSETS	3,153,587	3,234,068
PROPERTY AND EQUIPMENT, net	595,396	672,704
OTHER ASSETS	13,494	73,504
TOTAL ASSETS	3,762,477	3,980,276
CURRENT LIABILITIES:
Accounts payable	265,263	721,860
Accrued expenses	357,864	344,271
Current portion of bank term loan		60,000
Income taxes payable	215,627
Bank revolving line of credit	231,450	199,919
TOTAL CURRENT LIABILITIES	1,070,204	1,326,050
LONG-TERM LIABILITIES:
Accrued compensation - stock appreciation rights Plan A	58,999	58,999
Deferred lease incentives	37,421	43,836
Equity credits issued	11,373	25,079
Bank term loan, net of current portion		515,000
TOTAL LONG-TERM LIABILITIES	107,793	642,914
TOTAL LIABILITIES	1,177,997	1,968,964
EQUITY:
Accumulated deficit	(614,705)	(1,104,665)
Total Nanoholding Inc. stockholders' deficit	(614,508)	(1,104,468)
Non-controlling interest	3,198,988	3,115,780
TOTAL EQUITY	2,584,480	2,011,312
TOTAL LIABILITIES AND EQUITY	3,762,477	3,980,276
Common Class A [Member]
EQUITY:
Common stock value	20	20
Common Class B [Member]
EQUITY:
Common stock value	$ 177	$ 177